Equity - Warrants to Purchase Shares of Common Stock and Equity Incentive Plans (Details)						1 Months Ended						3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 18, 2019 USD ($) director shares	May 08, 2019 shares	Dec. 04, 2018 USD ($)	Aug. 23, 2018 shares	Jun. 06, 2018 shares	May 21, 2019 shares	Nov. 30, 2018 shares	Aug. 31, 2018 employee director shares	Aug. 23, 2018 shares	Feb. 28, 2018 shares	Jan. 31, 2018 shares	Sep. 30, 2019 shares	Sep. 30, 2018	Sep. 30, 2019 shares	Sep. 30, 2018	Dec. 31, 2018 shares	Dec. 31, 2017
Equity [Line Items]
Number of common shares issued and sold		1,666,667			8,500	227,062	240,000			63,620	775,460
Dividends payable, date												Jul. 17, 2019		May 28, 2019		Nov. 30, 2018
Dividends payable, date of record												Jul. 12, 2019	Apr. 02, 2018		Apr. 02, 2019	Dec. 12, 2018
Dividend Declared Date One
Equity [Line Items]
Dividends payable, date																Mar. 28, 2018	Aug. 15, 2017
Dividends payable, date of record																Apr. 02, 2018	Aug. 30, 2017
Dividend Declared Date Two
Equity [Line Items]
Dividends payable, date																Jul. 12, 2018	Dec. 21, 2017
Dividends payable, date of record																Jul. 12, 2018	Dec. 28, 2017
2018 Equity Incentive Plan
Equity [Line Items]
Number of common shares issued and sold				240,000					240,000
Percentage of fully diluted shares of common shares				8.00%					8.00%
Number of shares available for issuance												140,000		140,000		154,000
Fair value of grants | $	$ 61,600		$ 790,340
2018 Equity Incentive Plan | Independent directors
Equity [Line Items]
Number of Directors | director	5							3
Number of shares granted	14,000							6,000
2018 Equity Incentive Plan | Employee
Equity [Line Items]
Number of Employees | employee								2
Number of shares granted								80,000